Supplement dated September 17, 2003
                       to Prospectus dated May 1, 2003 of
                  Liberty Acorn Fund-- Class A, B and C shares

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the name of the Fund will be Columbia Acorn Fund. The rebranding will have no impact on the management or investment objective of the Fund. On October 13, 2003, the Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of the Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the third paragraph on page 4 under the heading entitled "Understanding Performance" is deleted in its entirety and replaced with the following paragraph solely for the purpose of including information relating to the Russell 2500 Index:

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), the Russell 2500 Index (Russell 2500) and the Russell 2000(R) Index (Russell 2000(R)). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2500 is a market-weighted index of 2500 small companies formed by taking the largest 3000 companies and eliminating the largest 500 of those companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

Effective immediately, the "Average Annual Total Returns" table on page 5 is deleted in its entirety and replaced with the following table solely for the purpose of including information relating to the Russell 2500 Index:

Average Annual Total Returns-- for periods ended December 31, 2002(1)

                                        Inception
                                          Date
                                        10/16/00         1 Year           5 Years           10 Years
Class A
     Return Before Taxes                                -18.78%            5.91%             11.69%
     Return After Taxes on
     Distributions                                      -18.78%            4.03%              9.51%

     Return After Taxes on
     Distributions and Sale of Fund
     Shares                                             -11.53%            4.66%              9.29%
-------------------------------------- ------------ ----------------- ----------------- ------------------
                                        10/16/00
Class B
     Return Before Taxes                                -18.66%            6.61%             12.20%
     Return After Taxes on
     Distributions                                      -18.66%            4.69%             10.01%

     Return After Taxes on
     Distributions and Sale of Fund
     Shares                                             -11.45%            5.26%              9.76%
-------------------------------------- ------------ ----------------- ----------------- ------------------
Class C                                 10/16/00
     Return Before Taxes                                -15.24%            6.87%             12.19%
     Return After Taxes on
     Distributions                                      -15.24%            4.97%             10.00%

     Return After Taxes on
     Distributions and Sale of Fund
     Shares                                              -9.36%            5.48%              9.75%
-------------------------------------- ------------ ----------------- ----------------- ------------------
-------------------------------------- ------------ ----------------- ----------------- ------------------
S&P Index (pretax)                                                                            9.35%
                                           n/a          -22.10%            -0.59%
-------------------------------------- ------------ ----------------- ----------------- ------------------
-------------------------------------- ------------ ----------------- ----------------- ------------------

Russell 2500 (pretax)                      n/a          -17.80%            1.57%              9.29%
-------------------------------------- ------------ ----------------- ----------------- ------------------
-------------------------------------- ------------ ----------------- ----------------- ------------------
Russell 2000(R)(pretax)                                                                        7.15%
                                           n/a          -20.48%            -1.36%
-------------------------------------- ------------ ----------------- ----------------- ------------------

(1) The Fund commenced operations on 6/10/70, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A, B and C and Class Z. If differences in expenses had been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the adviser or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Effective immediately, the tables under the section entitled "Financial Highlights" on pages 20 through 22 of the Fund's Prospectus will be deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Fund
-------------------------------------------------------------------------------------------------------------

Class A Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001          2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.80        $17.19        $17.88
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment income (loss)(b)                                        (0.07)        (0.05)          0.01
Net realized and unrealized gain (loss)                                (2.39)          1.01          1.22
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (2.46)          0.96          1.23
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                                 --            --        (0.06)
From net realized gains                                                    --        (0.35)        (1.86)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.35)        (1.92)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.34        $17.80        $17.19
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (13.82)%         5.56%         7.40%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             1.42%         1.42%      1.25%(f)(g)
Net investment income (loss)(e)                                       (0.45)%       (0.33)%      0.17%(f)(g)
Portfolio turnover rate                                                   13%           20%           29%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                  $724,121      $306,405       $18,252

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment income to average net assets, previously reported as 1.03% and 0.39% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Fund
-------------------------------------------------------------------------------------------------------------

Class B Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.67        $17.17        $17.88
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.17)        (0.16)        (0.01)
Net realized and unrealized gain (loss)                                (2.37)          1.01          1.22
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (2.54)          0.85          1.21
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                                 --            --        (0.06)
From net realized gains                                                    --        (0.35)        (1.86)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.35)        (1.92)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.13        $17.67        $17.17
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (14.37)%         4.92%         7.27%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.07%         2.07%      1.90%(f)(g)
Net investment loss(e)                                                (1.10)%       (0.98)%    (0.48)%(f)(g)
Portfolio turnover rate                                                   13%           20%           29%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                  $618,727      $286,422       $15,951

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Fund
-------------------------------------------------------------------------------------------------------------

Class C Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.66        $17.17        $17.88
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.17)        (0.17)        (0.01)
Net realized and unrealized gain (loss)                                (2.37)          1.01          1.22
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (2.54)          0.84          1.21
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                                 --            --        (0.06)
From net realized gains                                                    --        (0.35)        (1.86)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.35)        (1.92)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.12        $17.66        $17.17
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (14.38)%         4.86%         7.27%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.07%         2.07%      1.90%(f)(g)
Net investment loss(e)                                                (1.10)%       (0.98)%    (0.48)%(f)(g)
Portfolio turnover rate                                                   13%           20%           29%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                  $376,024      $150,727        $8,510

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.68% and (0.26)% respectively, were revised to reflect all class specific expenses in this period.

792-36/399P-0903

                       Supplement dated September 17, 2003
                       to Prospectus dated May 1, 2003 of
              Liberty Acorn Foreign Forty-- Class A, B and C shares

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the name of the Fund will be Columbia Acorn International Select. In the mutual fund industry, "select" is more commonly used to denote a fund with a focused investment strategy. We are replacing the word "foreign" with "international" because international is more commonly used throughout the Columbia fund family and the mutual fund industry. The rebranding will have no impact on the management or investment objective of the Fund. On October 13, 2003, the Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of the Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the tables under the section entitled "Financial Highlights" on pages 20 through 22 of the Fund's Prospectus will be deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Foreign Forty
-------------------------------------------------------------------------------------------------------------

Class A Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ -------------- ------------- -------------
Selected data for a share outstanding throughout each period           2002           2001           2000(a)
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Net Asset Value, Beginning of Period                                    $12.07        $17.15       $17.71
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Income from Investment Operations
Net investment loss(b)                                                  (0.01)        (0.09)       (0.03)
Net realized and unrealized loss                                        (1.82)        (4.90)       (0.53)
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
   Total from Investment Operations                                     (1.83)        (4.99)       (0.56)
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Less Distributions Declared to Shareholders
From net investment income                                                  --        (0.01)           --
From net realized gains                                                     --        (0.08)           --
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
   Total Distributions Declared to Shareholders                             --        (0.09)           --
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Net Asset Value, End of Period                                          $10.24        $12.07       $17.15
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Total Return(c)                                                       (15.16)%(d)    (29.17)%     (3.16)%(e)
                                                                                          (d)
------------------------------------------------------------------ -------------- ------------- -------------
------------------------------------------------------------------ -------------- ------------- -------------
Ratios to Average Net Assets
Expenses(f)                                                              1.80%         1.80%     1.68%(g)(h)
Net investment loss(f)                                                 (0.09)%       (0.67)%    (1.18)%(g)(h)
Reimbursement                                                            0.33%         0.23%              --
Portfolio turnover rate                                                   102%           82%          79%(e)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Net assets at end of period (000's)                                     $2,612        $2,861       $3,172

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.29% and (0.79)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Foreign Forty
-------------------------------------------------------------------------------------------------------------

Class B Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- --------------- -------------- -------------
Selected data for a share outstanding throughout each period          2002           2001            2000(a)
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Net Asset Value, Beginning of Period                                   $11.96         $17.13       $17.71
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Income from Investment Operations
Net investment loss(b)                                                 (0.08)         (0.18)       (0.05)
Net realized and unrealized loss                                       (1.80)         (4.90)       (0.53)
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
   Total from Investment Operations                                    (1.88)         (5.08)       (0.58)
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Less Distributions Declared to Shareholders
From net investment income                                                 --         (0.01)           --
From net realized gains                                                    --         (0.08)           --
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
   Total Distributions Declared to Shareholders                            --         (0.09)           --
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Net Asset Value, End of Period                                         $10.08         $11.96       $17.13
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Total Return(c)                                                   (15.72)%(d)     (29.73)%(d)     (3.27)%(e)
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Ratios to Average Net Assets
Expenses(f)                                                             2.45%          2.45%     2.33%(g)(h)
Net investment loss(f)                                                (0.74)%        (1.32)%    (1.83)%(g)(h)
Reimbursement                                                           0.33%          0.23%            --
Portfolio turnover rate                                                  102%            82%          79%(e)
---------------------------------------------------------------- --------------- -------------- -------------
---------------------------------------------------------------- --------------- -------------- -------------
Net assets at end of period (000's)                                    $1,835         $2,069       $1,551

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Foreign Forty
-------------------------------------------------------------------------------------------------------------

Class C Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- -------------- -------------- --------------
Selected data for a share outstanding throughout each period         2002           2001            2000(a)
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Net Asset Value, Beginning of Period                                  $11.97         $17.14        $17.71
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Income from Investment Operations
Net investment loss(b)                                                (0.08)         (0.18)        (0.05)
Net realized and unrealized loss                                      (1.80)         (4.90)        (0.52)
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
   Total from Investment Operations                                   (1.88)         (5.08)        (0.57)
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                                --         (0.01)            --
From net realized gains                                                   --         (0.08)            --
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
   Total Distributions Declared to Shareholders                           --         (0.09)            --
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Net Asset Value, End of Period                                        $10.09         $11.97        $17.14
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Total Return(c)                                                  (15.71)%(d)    (29.71)%(d)       (3.22)%(e)
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Ratios to Average Net Assets
Expenses(f)                                                            2.45%          2.45%      2.33%(g)(h)
Net investment loss(f)                                               (0.74)%        (1.32)%    (1.83)%(g)(h)
Reimbursement                                                          0.33%          0.23%             --
Portfolio turnover rate                                                 102%            82%           79%(e)
---------------------------------------------------------------- -------------- -------------- --------------
---------------------------------------------------------------- -------------- -------------- --------------
Net assets at end of period (000's)                                   $2,915         $3,885        $3,399

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.94% and (1.44)% respectively, were revised to reflect all class specific expenses in this period.

793-36/403P-0903

                      Supplement dated September 17, 2003
                       to Prospectus dated May 1, 2003 of
              Liberty Acorn International-- Class A, B and C shares

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the name of the Fund will be Columbia Acorn International. The rebranding will have no impact on the management or investment objective of the Fund. On October 13, 2003, the Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of the Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the tables under the section entitled "Financial Highlights" on pages 20 through 22 of the Fund's Prospectus will be deleted and replaced with the following:


-------------------------------------------------------------------------------------------------------------
Liberty Acorn International
-------------------------------------------------------------------------------------------------------------

Class A Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $18.35        $23.84        $28.67
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment income(b)                                                 0.05          0.01          0.02
Net realized and unrealized loss                                       (3.07)        (5.11)        (1.26)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.02)        (5.10)        (1.24)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                             (0.01)            --            --
From net realized gains                                                    --        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                        (0.01)        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.32        $18.35        $23.84
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (16.46)%      (21.59)%       (4.85)%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             1.56%         1.65%      1.26%(f)(g)
Net investment income(e)                                                0.30%         0.03%      0.73%(f)(g)
Portfolio turnover rate                                                   52%           45%           63%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $33,806       $25,587       $10,323

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment income to average net assets, previously reported as 1.59% and 0.40% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn International
-------------------------------------------------------------------------------------------------------------

Class B Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $18.22        $23.81        $28.67
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment income (loss)(b)                                        (0.06)        (0.12)          0.01
Net realized and unrealized loss                                       (3.05)        (5.08)        (1.28)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.11)        (5.20)        (1.27)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net realized gains                                                    --        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.11        $18.22        $23.81
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (17.07)%      (22.04)%       (4.97)%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.21%         2.30%      1.91%(f)(g)
Net investment income (loss)(e)                                       (0.35)%       (0.62)%      0.08%(f)(g)
Portfolio turnover rate                                                   52%           45%           63%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $22,560       $17,235        $5,675

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn International
-------------------------------------------------------------------------------------------------------------

Class C Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $18.21        $23.81        $28.67
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment income (loss)(b)                                        (0.06)        (0.13)          0.01
Net realized and unrealized loss                                       (3.04)        (5.08)        (1.28)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.10)        (5.21)        (1.27)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net realized gains                                                    --        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.39)        (3.59)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $15.11        $18.21        $23.81
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (17.02)%      (22.08)%       (4.97)%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.21%         2.30%      1.91%(f)(g)
Net investment income (loss)(e)                                       (0.35)%       (0.62)%      0.08%(f)(g)
Portfolio turnover rate                                                   52%           45%           63%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $14,575       $14,327        $3,965

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 2.24% and (0.25)% respectively, were revised to reflect all class specific expenses in this period.

793-36/404P-0903

                       Supplement dated September 17, 2003
                       to Prospectus dated May 1, 2003 of
                  Liberty Acorn Twenty--Class A, B and C shares

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the name of the Fund will be Columbia Acorn Select. In the mutual fund industry, "select" is more commonly used to denote a fund with a focused investment strategy. The rebranding will have no impact on the management or investment objective of the Fund. On October 13, 2003, the Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of the Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the tables under the section entitled "Financial Highlights" on pages 18 through 20 of the Fund's Prospectus will be deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Twenty
-------------------------------------------------------------------------------------------------------------

Class A Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------ -------------- ------------ --------------
Selected data for a share outstanding throughout each period           2002          2001           2000(a)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Net Asset Value, Beginning of Period                                    $15.17       $14.12        $13.47
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Income from Investment Operations
Net investment loss(b)                                                  (0.16)       (0.10)        (0.01)
Net realized and unrealized gain (loss)                                 (1.08)         1.18          0.86
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
   Total from Investment Operations                                     (1.24)         1.08          0.85
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Less Distributions Declared to Shareholders
From net investment income                                                  --           --        (0.01)
From net realized gains                                                     --       (0.03)        (0.19)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
   Total Distributions Declared to Shareholders                             --       (0.03)        (0.20)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Net Asset Value, End of Period                                          $13.93       $15.17        $14.12
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Total Return(c)                                                        (8.17)%(d)   7.65%(d)        6.32%(e)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Ratios to Average Net Assets
Expenses                                                              1.70%(f)        1.70%         1.61%(f)
Net investment loss                                                 (1.11)%(f)      (0.79)%           (g)(h)
Reimbursement                                                            0.10%        0.18%    (0.62)%(f)(g)(h)
Portfolio turnover rate                                                    40%          82%             --
                                                                                                     116%(e)
------------------------------------------------------------------ -------------- ------------ --------------
------------------------------------------------------------------ -------------- ------------ --------------
Net assets at end of period (000's)                                    $31,742      $11,900        $3,267

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 0.76% and 0.23% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Twenty
-------------------------------------------------------------------------------------------------------------

Class B Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------- --------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $15.05        $14.10        $13.47
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.25)        (0.20)        (0.01)
Net realized and unrealized gain (loss)                                (1.07)          1.18          0.84
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
   Total from Investment Operations                                    (1.32)          0.98          0.83
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Less Distributions Declared to Shareholders
From net investment income                                                 --            --        (0.01)
From net realized gains                                                    --        (0.03)        (0.19)
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.03)        (0.20)
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Net Asset Value, End of Period                                         $13.73        $15.05        $14.10
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Total Return(c)                                                    (8.77)%(d)       6.95%(d)        6.17%(e)
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Ratios to Average Net Assets
Expenses                                                             2.35%(f)         2.35%    2.26%(f)(g)(h)
Net investment loss                                                (1.76)%(f)       (1.44)%    (1.27)%(f)(g)(h)
Reimbursement                                                           0.10%         0.18%               --
Portfolio turnover rate                                                   40%           82%          116%(e)
---------------------------------------------------------------- --------------- ------------- --------------
---------------------------------------------------------------- --------------- ------------- --------------
Net assets at end of period (000's)                                   $33,106       $13,358        $4,249

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn Twenty
-------------------------------------------------------------------------------------------------------------

Class C Shares                                                         Year Ended December 31,
---------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- ----------------
Selected data for a share outstanding throughout each period          2002           2001            2000(a)
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Net Asset Value, Beginning of Period                                   $15.05        $14.10          $13.47
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Income from Investment Operations
Net investment loss(b)                                                 (0.25)        (0.20)          (0.01)
Net realized and unrealized gain (loss)                                (1.07)          1.18            0.84
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
   Total from Investment Operations                                    (1.32)          0.98            0.83
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Less Distributions Declared to Shareholders
From net investment income                                                 --            --          (0.01)
From net realized gains                                                    --        (0.03)          (0.19)
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
   Total Distributions Declared to Shareholders                            --        (0.03)          (0.20)
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Net Asset Value, End of Period                                         $13.73        $15.05          $14.10
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Total Return(c)                                                    (8.77)%(d)      6.95%(d)           6.17%(e)
----------------------------------------------------------------- -------------- ------------- ----------------
----------------------------------------------------------------- -------------- ------------- ----------------
Ratios to Average Net Assets
Expenses                                                             2.35%(f)         2.35%    2.26%(f) (g)(h)
Net investment loss                                                (1.76)%(f)       (1.44)%         (1.27)%(f)
Reimbursement                                                           0.10%         0.18%             (g)(h)
Portfolio turnover rate                                                   40%           82%               --
                                                                                                       116%(e)
----------------------------------------------------------------- -------------- ------------- ---------------
----------------------------------------------------------------- -------------- ------------- ---------------
Net assets at end of period (000's)                                   $10,919        $4,945          $1,070

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the adviser not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  The benefits derived from custody fees paid indirectly had no impact.
(g)  Annualized.
(h) The ratios of expenses and net investment loss to average net assets, previously reported as 1.41% and (0.42)% respectively, were revised to reflect all class specific expenses in this period.

795-36/400P-0903

                       Supplement dated September 17, 2003
                       to Prospectus dated May 1, 2003 of
                   Liberty Acorn USA-- Class A, B and C shares

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the name of the Fund will be Columbia Acorn USA. The rebranding will have no impact on the management or investment objective of the Fund. On October 13, 2003, the Fund will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of the Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Fund's distributor) and Liberty Funds Services, Inc. (the Fund's transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the tables under the section entitled "Financial Highlights" on pages 19 through 21 of the Fund's Prospectus will be deleted and replaced with the following:

-------------------------------------------------------------------------------------------------------------
Liberty Acorn USA
-------------------------------------------------------------------------------------------------------------

Class A Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.50        $14.88        $13.83
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.19)        (0.19)        (0.01)
Net realized and unrealized gain (loss)                                (3.13)          2.96          1.06
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.32)          2.77          1.05
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net realized gains                                                    --        (0.15)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.15)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $14.18        $17.50        $14.88
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (18.97)%        18.65%         7.59%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             1.74%         1.84%      1.41%(f)(g)
Net investment loss(e)                                                (1.21)%       (1.13)%    (0.73)%(f)(g)
Portfolio turnover rate                                                   31%           24%           45%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $32,422       $20,455          $798

(a) Class A shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.17% and (0.49)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn USA
-------------------------------------------------------------------------------------------------------------

Class B Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.40        $14.87        $13.83
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.29)        (0.30)        (0.03)
Net realized and unrealized gain (loss)                                (3.10)          2.96          1.07
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.39)          2.66          1.04
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net realized gains                                                    --        (0.13)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.13)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $14.01        $17.40        $14.87
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (19.48)%        17.92%         7.52%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.39%         2.49%      2.06%(f)(g)
Net investment loss(e)                                                (1.86)%       (1.78)%    (1.38)%(f)(g)
Portfolio turnover rate                                                   31%           24%           45%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $37,478       $27,722          $685

(a) Class B shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.

-------------------------------------------------------------------------------------------------------------
Liberty Acorn USA
-------------------------------------------------------------------------------------------------------------

Class C Shares                                                         Year Ended December 31,
-------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------- -------------- ------------- --------------
Selected data for a share outstanding throughout each period          2002           2001           2000(a)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, Beginning of Period                                   $17.40        $14.87        $13.83
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Income from Investment Operations
Net investment loss(b)                                                 (0.29)        (0.30)        (0.03)
Net realized and unrealized gain (loss)                                (3.10)          2.96          1.07
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total from Investment Operations                                    (3.39)          2.66          1.04
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Less Distributions Declared to Shareholders
From net realized gains                                                    --        (0.13)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
   Total Distributions Declared to Shareholders                            --        (0.13)            --
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net Asset Value, End of Period                                         $14.01        $17.40        $14.87
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Total Return(c)                                                      (19.48)%        17.92%         7.52%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Ratios to Average Net Assets
Expenses(e)                                                             2.39%         2.49%      2.06%(f)(g)
Net investment loss(e)                                                (1.86)%       (1.78)%    (1.38)%(f)(g)
Portfolio turnover rate                                                   31%           24%           45%(d)
----------------------------------------------------------------- -------------- ------------- --------------
----------------------------------------------------------------- -------------- ------------- --------------
Net assets at end of period (000's)                                   $18,313       $13,049          $347

(a) Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e)  The benefits derived from custody fees paid indirectly had no impact.
(f)  Annualized.
(g) The ratios of expenses and net investment loss to average net assets, previously reported as 1.82% and (1.14)% respectively, were revised to reflect all class specific expenses in this period.

794-36/401P-0903

_
                       Liberty Acorn Fund - Class Z shares
                  Liberty Acorn International - Class Z shares
                       Liberty Acorn USA - Class Z shares
                      Liberty Acorn Twenty - Class Z shares
                       Liberty Acorn Foreign Forty - Class Z shares
     Columbia Thermostat Fund - Class Z shares and Class A, B and D shares

                     Supplement dated September 17, 2003 to
                         Prospectuses dated May 1, 2003


The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the names of certain of the Funds will be changed as follows:

1) Liberty Acorn Fund will become Columbia Acorn Fund 2) Liberty Acorn International will become Columbia Acorn International 3) Liberty Acorn USA will become Columbia Acorn USA 4) Liberty Acorn Twenty will become Columbia Acorn Select 5) Liberty Acorn Foreign Forty will become Columbia Acorn International Select

With respect to the name changes for Liberty Acorn Twenty and Liberty Acorn Foreign Forty, in the mutual fund industry, "select" is more commonly used to denote a fund with a focused investment strategy. We are replacing the word "foreign" in Liberty Acorn Foreign Forty's name with "international" because international is more commonly used throughout the Columbia fund family and the mutual fund industry. The rebranding will have no impact on the management or investment objective of the Funds. On October 13, 2003, the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Fund will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of each Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.

Effective immediately, the third paragraph on page 4 of the prospectus for Liberty Acorn Fund under the heading entitled "Understanding Performance" is deleted in its entirety and replaced with the following paragraph solely for the purpose of including information relating to the Russell 2500 Index:

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), the Russell 2500 Index (Russell 2500) and the Russell 2000(R) Index (Russell 2000(R)). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2500 is a market-weighted index of 2500 small companies formed by taking the largest 3000 companies and eliminating the largest 500 of those companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes, and are not professionally managed.

Effective immediately, the "Average Annual Total Returns" table on page 4 of the prospectus for Liberty Acorn Fund is deleted in its entirety and replaced with the following table solely for the purpose of including information relating to the Russell 2500 Index:

Average Annual Total Returns-- for periods ended December 31, 2002(1)

                                       Inception
                                         Date
                                        6/10/70        1 Year            5 Years            10 Years
      Class Z
      Return Before Taxes                              -13.31%            7.44%              12.49%
      Return After Taxes on
      Distributions                                    -13.31%            5.52%              10.28%

      Return After Taxes on
      Distributions and Sale of
      Fund Shares                                      -8.17%             5.91%               9.99%
 ------------------------------------ ------------ ---------------- ------------------ --------------------

      S&P Index (pretax)                 n/a          -22.10%            -0.59%               9.35%
 ------------------------------------ ------------ ---------------- ------------------ --------------------
 ------------------------------------ ------------ ---------------- ------------------ --------------------

 Russell 2500 (pretax)                    n/a          -17.80%            1.57%               9.29%
 ------------------------------------ ------------ ---------------- ------------------ --------------------
 ------------------------------------ ------------ ---------------- ------------------ --------------------
 Russell 2000(R)(pretax)                                                                       7.15%
                                          n/a          -20.48%           -1.36%
 ------------------------------------ ------------ ---------------- ------------------ --------------------

G-36/402P-0903

                               Liberty Acorn Fund
                           Liberty Acorn International
                                Liberty Acorn USA
                              Liberty Acorn Twenty
                           Liberty Acorn Foreign Forty
                            Columbia Thermostat Fund

                     Supplement dated September 17, 2003 to
                       Statement of Additional Information
                                dated May 1, 2003

The Columbia Management Group has decided to rename all of the funds in its fund family (including the Liberty Acorn funds) using the Columbia brand and to drop the Liberty brand. As a result, effective October 13, 2003, the name of the Trust will be Columbia Acorn Trust, and the names of certain of the Funds will be changed as follows:

1) Liberty Acorn Fund will become Columbia Acorn Fund
2) Liberty Acorn International will become Columbia Acorn International
3) Liberty Acorn USA will become Columbia Acorn USA
4) Liberty Acorn Twenty will become Columbia Acorn Select
5) Liberty Acorn Foreign Forty will become Columbia Acorn International
   Select

With respect to the name changes for Liberty Acorn Twenty and Liberty Acorn Foreign Forty, in the mutual fund industry, "select" is more commonly used to denote a fund with a focused investment strategy. We are replacing the word "foreign" in Liberty Acorn Foreign Forty's name with "international" because international is more commonly used throughout the Columbia fund family and the mutual fund industry. The rebranding will have no impact on the management or investment objective of the Funds. On October 13, 2003, the Funds will be listed as part of the Columbia fund family under the letter "C" in the mutual fund listing section of your newspaper. In addition, the website for the Funds will change from www.libertyfunds.com to www.columbiafunds.com.

Also effective October 13, 2003, the name of each Fund's investment adviser, Liberty Wanger Asset Management, L.P., will be changed to Columbia Wanger Asset Management, L.P.

Effective October 13, 2003, Liberty Funds Distributor, Inc. (the Funds' distributor) and Liberty Funds Services, Inc. (the Funds' transfer agent) will change their names to Columbia Funds Distributor, Inc. and Columbia Funds Services, Inc., respectively.


G-35/444P-0903